CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 228,276	$ 336,528
Restricted cash, current	223,002	211,084
Short-term investments	55,801	42,929
Accounts receivable (net of allowance of US$34,366 and US$31,127 as of December 31, 2016 and 2017, respectively)	66,884	93,672
Funds receivable (net of allowance of US$2,322 and nil as of December 31, 2016 and 2017, respectively)	6,264	20,483
Prepayments and other current assets	32,704	39,824
Commitment deposits (net of allowance of nil and US$206 as of December 31, 2016 and 2017, respectively)	5,876	6,527
Loans receivable, current	129,438	41,966
Amounts due from a related party	167	197
Total current assets	748,412	793,210
Non-current assets:
Property and equipment, net	622,145	319,897
Land use right	35,728	0
Loans receivable, non-current	14,674	16,808
Deferred tax assets	7,602	4,915
Restricted cash, non-current	39,982	0
Deposit for non-current assets	58,722	240,712
Long-term investments	470,964	231,880
Other non-current assets	2,026	7,391
Total non-current assets	1,251,843	821,603
Total assets	2,000,255	1,614,813
Current liabilities:
Short-term loans (including short-term loans of the People’s Republic of China (“PRC”) Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$22,734 and US$59,820 as of December 31, 2016 and 2017, respectively)	236,985	212,734
Deferred revenue (including deferred revenue of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$21,744 and US$27,095 as of December 31, 2016 and 2017, respectively)	168,884	129,765
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$106,459 and US$54,516 as of December 31, 2016 and 2017, respectively)	158,799	318,539
Customers’ refundable fees (including customers’ refundable fees of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$18,295 and US$ 10,986 as of December 31, 2016 and 2017, respectively)	7,070	28,630
Income tax payable (including income tax payable of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$199 and US$1,325 as of December 31, 2016 and 2017, respectively)	4,374	6,022
Convertible senior notes	5,700	0
Total current liabilities	581,812	695,690
Non-current liabilities:
Long-term loans (including long-term loans of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$65,190 and US$55,958 as of December 31, 2016 and 2017, respectively)	114,109	65,190
Convertible senior notes	291,365	295,268
Deferred tax liabilities	126,641	70,424
Other non-current liabilities	146,053	416
Total non-current liabilities	678,168	431,298
Total liabilities	1,259,980	1,126,988
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	500,666	488,943
Accumulated other comprehensive (loss) income	137,630	(81,349)
Retained earnings	225,574	203,870
Less: Treasury stock (7,065,058 and 7,065,058 shares as of December 31, 2016 and 2017, respectively.)	(136,615)	(136,615)
Total Fang Holdings Limited shareholders’ equity	739,583	487,130
Noncontrolling interests	692	695
Total shareholders’ equity	740,275	487,825
Total liabilities and shareholders’ equity	2,000,255	1,614,813
Common Class A [Member]
Shareholders' equity:
Ordinary shares	9,204	9,157
Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124